American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
April 30, 2020

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.0%
NT Disciplined Growth Fund G Class	5,501,587	70,750,411
NT Equity Growth Fund G Class	8,668,523	86,511,859
NT Growth Fund G Class	6,241,949	104,615,061
NT Heritage Fund G Class	4,963,718	54,849,079
NT Large Company Value Fund G Class	20,264,828	198,392,662
NT Mid Cap Value Fund G Class	9,914,157	103,801,225
Small Cap Growth Fund G Class	1,412,261	24,785,178
Small Cap Value Fund G Class	3,971,634	23,869,523
Sustainable Equity Fund G Class	5,302,658	157,064,727
		824,639,725
Domestic Fixed Income Funds — 32.2%
Inflation-Adjusted Bond Fund G Class	7,712,701	92,321,035
NT Diversified Bond Fund G Class	38,560,009	437,270,504
NT High Income Fund G Class	9,785,579	82,883,857
Short Duration Inflation Protection Bond Fund G Class	10,234,459	105,005,547
		717,480,943
International Equity Funds — 12.1%
Non-U.S. Intrinsic Value Fund G Class	1,620,532	11,716,449
NT Emerging Markets Fund G Class	1,521,057	15,377,889
NT Global Real Estate Fund G Class	2,800,454	25,652,160
NT International Growth Fund G Class	9,853,785	100,212,997
NT International Small-Mid Cap Fund G Class	2,063,349	19,044,716
NT International Value Fund G Class	13,324,056	98,997,736
		271,001,947
International Fixed Income Funds — 11.4%
Emerging Markets Debt Fund G Class	3,731,001	35,481,820
Global Bond Fund G Class	16,744,382	169,620,586
International Bond Fund G Class(2)	3,766,693	48,515,010
		253,617,416
Money Market Funds — 7.3%
U.S. Government Money Market Fund G Class	163,435,078	163,435,078
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,068,400,588)		2,230,175,109
OTHER ASSETS AND LIABILITIES†		3,602
TOTAL NET ASSETS — 100.0%		$2,230,178,711

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Disciplined Growth Fund	$52,481	$34,704	$17,721	$1,286	$70,750	5,502	$(458)	$4,677
NT Equity Growth Fund	218,474	28,862	106,909	(53,915)	86,512	8,669	32,280	24,021
NT Growth Fund	154,903	23,441	51,038	(22,691)	104,615	6,242	16,785	16,994
NT Heritage Fund	65,207	13,177	12,366	(11,169)	54,849	4,964	1,034	8,464
NT Large Company Value Fund	243,707	31,651	46,888	(30,077)	198,393	20,265	1,915	10,556
NT Mid Cap Value Fund	127,637	13,516	21,373	(15,979)	103,801	9,914	2,120	2,049
Small Cap Growth Fund	—	29,548	3,262	(1,501)	24,785	1,412	(239)	1,294
Small Cap Value Fund	—	31,149	1,128	(6,152)	23,869	3,972	(24)	640
Sustainable Equity Fund	—	195,648	32,857	(5,726)	157,065	5,303	(1,517)	2,176
Inflation-Adjusted Bond Fund	108,517	4,079	22,888	2,613	92,321	7,713	58	2,042
NT Diversified Bond Fund	502,961	64,335	145,281	15,255	437,270	38,560	4,826	10,086
NT High Income Fund	99,446	8,185	13,975	(10,772)	82,884	9,786	(602)	4,447
Short Duration Inflation Protection Bond Fund	111,812	9,680	15,190	(1,296)	105,006	10,234	(278)	2,549
Non-U.S. Intrinsic Value Fund(3)	16,471	3,010	4,125	(3,640)	11,716	1,621	165	894
NT Emerging Markets Fund	21,696	895	4,253	(2,960)	15,378	1,521	1,404	589
NT Global Real Estate Fund	32,109	2,934	5,305	(4,086)	25,652	2,800	394	1,636
NT International Growth Fund	120,177	8,820	21,452	(7,332)	100,213	9,854	3,021	3,101
NT International Small-Mid Cap Fund	23,445	2,164	4,957	(1,607)	19,045	2,063	(28)	743
NT International Value Fund	115,474	19,771	21,466	(14,781)	98,998	13,324	(2,584)	5,428
Emerging Markets Debt Fund	43,681	3,425	8,442	(3,182)	35,482	3,731	(73)	1,469
Global Bond Fund	195,450	18,444	38,892	(5,381)	169,621	16,744	855	5,656
International Bond Fund(4)	55,154	2,938	8,221	(1,356)	48,515	3,767	460	—
U.S. Government Money Market Fund	191,592	14,455	42,612	—	163,435	163,435	—	2,302
NT Core Equity Plus Fund	73,401	2,592	54,596	(21,397)	—	—	18,119	2,592
NT Small Company Fund	56,107	1,583	51,102	(6,588)	—	—	7,392	527
	$2,629,902	$569,006	$756,299	$(212,434)	$2,230,175	351,396	$85,025	$114,932

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

(4)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.